Current financial debt and derivative financial instruments	12 Months Ended
Dec. 31, 2022
Disclosure of current financial debt and derivative instruments [abstract]
Current financial debt and derivative financial instruments
21. Current financial debt and derivative financial instruments
(USD millions)	2022	2021

Interest-bearing accounts of employees payable on demand [1]		1 814

Bank and other financial debt [2]	863	899

Commercial paper	2 772	893

Current portion of non-current financial debt	2 241	2 621

Derivative financial instruments	55	68

Total current financial debt and derivative financial instruments	5 931	6 295

[1] Weighted average interest rate 0.25% through September 30, 2022 (2021: 0.25%)
[2] Weighted average interest rate 9.7% (2021: 6.1%)
During the third quarter of 2022, Novartis closed the interest-bearing accounts of employees payable on demand, and paid out USD 0.9 billion to the respective beneficiaries on October 3, 2022. The net cash outflows from interest-bearing accounts of employees payable on demand were reported within the line change in current financial debts in the consolidated statements of cash flows. See Note 23.6.
The carrying amounts of current financial debt, other than the current portion of non-current financial debt, approximate the estimated fair value due to the short-term nature of these instruments.
Details on commercial papers and short-term borrowings are provided under “Liquidity risk” in Note 29.